REVENUES	12 Months Ended
Dec. 31, 2022
REVENUES
3. REVENUES
Disaggregation of Revenue
s
The following table presents our revenues disaggregated by primary geographical regions and major product lines within our single reporting segment:

Years Ended December 31,	2022	2021	2020

Primary Geographical Regions:
United States	$6,578,897	$5,636,929	$4,535,262
Canada	389,119	386,780	301,727
Latin America and the Caribbean	306,328	256,483	217,939

	$7,274,344	$6,280,192	$5,054,928

Major Product Lines:
HVAC equipment	68%	69%	69%
Other HVAC products	28%	28%	28%
Commercial refrigeration products	4%	3%	3%

	100%	100%	100%